Cover	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2021
Entity File Number	001-11929
Entity Registrant Name	Dover Motorsports, Inc.
Entity Central Index Key	0001017673
Entity Tax Identification Number	51-0357525
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1131 N. DuPont Highway
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	302
Local Phone Number	883-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.10 Par Value
Trading Symbol	DVD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false